Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Property, Plant, and Equipment, Useful Life [Table Text Block]
Category	Estimated useful life

Office equipment (years)		5
Laboratory equipment (years)	2	-	5
Motor vehicles (years)		10
Leasehold improvements	Lower of lease term or economic life

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair value measurement at December 31, 2020 using
Recurring fair value measurement	Total Fair Value at December 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$

Forward liability (Note 15)	278	-	-	278

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
	Valuation technique	Unobservable inputs	Range
Forward liability	Discounted cash flow	Fair value of underlying security	2.65

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Forward liability
$

Balance as of December 31, 2019	-
Recognized during the year	278
Gains or losses from changes in fair value	-

Balance as of December 31, 2020	278

Property, Plant and Equipment, Location [Table Text Block]
	December 31,
	2019	2020
Property and equipment, net:	$	$

PRC	52	45
U.S.	157	139

Total	209	184